Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net income	$ 275,995	$ 234,493
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	217	9
Depreciation expense	34,271	35,432
Amortization of operating right-of-use assets	22,867
Amortization of intangibles	11,571	15,574
Amortization of government grants	(33)	(35)
Interest on short term investments	(823)	(1,094)
Interest on non-current operating lease liability	2,020
Gain on re-measurement of financial assets	(500)	0
Stock compensation expense	21,065	24,974
Amortization of interest rate hedge	(692)	(698)
Amortization of financing costs	393	671
Deferred taxes	3,179	(1,448)
Changes in assets and liabilities:
Decrease in accounts receivable	16,264	4,935
Increase in unbilled revenue	(126,375)	(73,648)
Decrease in other receivables	1,616	4,919
Increase in prepayments and other current assets	(5,862)	(8,591)
Increase in other non-current assets	(1,999)	(323)
Increase/(decrease) in payments on account	42,119	(11,567)
Increase/(decrease) in other current liabilities	176	(14,422)
Decrease in operating lease liabilities	(25,440)
Increase/(decrease) in other non-current liabilities	1,647	(589)
Increase in income taxes payable	6,498	2,215
Decrease in accounts payable	(78)	(3,031)
Net cash provided by operating activities	278,096	207,776
Cash flows from investing activities:
Purchase of property, plant and equipment	(31,929)	(28,387)
Purchase of subsidiary undertakings	(116,431)	(1,645)
Cash acquired with subsidiary undertaking	11,700	0
Purchase of available for sale investments	(16,075)	(85,866)
Sale of available for sale investments	23,814	98,857
Purchase of investments in equity - long term	(3,476)	0
Net cash used in investing activities	(132,397)	(17,041)
Cash flows from financing activities:
Financing costs	0	(823)
Proceeds from exercise of equity compensation	21,054	14,930
Share issue costs	(9)	(13)
Repurchase of ordinary shares	(141,573)	(56,960)
Share repurchase costs	(103)	(46)
Net cash used in financing activities	(120,631)	(42,912)
Effect of exchange rate movements on cash	(3,315)	(4,461)
Net increase in cash and cash equivalents	21,753	143,362
Cash and cash equivalents at beginning of period	395,851	282,859
Cash and cash equivalents at end of period	$ 417,604	$ 426,221